Schedule of deferred tax assets and liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 442	$ 411
Net operating loss carry forwards		600,808	675,460
Lease liabilities		41,530	32,849
Less: valuation allowance	[1]	(602,092)	(676,318)
Total deferred tax assets, net		40,688	32,402
Right of use assets		(40,688)	(32,402)
Amortization of intangible assets		(58,699)	(76,700)
Total deferred tax liabilities		(99,387)	(109,102)
Deferred tax liabilities, net		$ (58,699)	$ (76,700)

[1]	The valuation allowance on all deferred tax assets increased by $74,226 from December 31, 2024 to June 30, 2025.